Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2019
Summary Of Significant Accounting Policies [Line Items]
Basis of presentation
(a)	Basis of presentation:

This financial statement has been prepared in accordance with accounting principles generally accepted in the United States of America and the following accounting policies have been consistently applied in the preparation of the financial statements.

Principles of consolidation
(b)	Principles of consolidation

The accompanying consolidated financial statements include the accounts of Atlas and its wholly-owned subsidiary. All significant intercompany balances and transactions have been eliminated upon consolidation.

Foreign currency translation
(c)	Foreign currency translation:

The functional and reporting currency of the Company is the United States dollar. Transactions involving other currencies are converted into United States dollars using the exchange rates in effect at the time of the transactions. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the United States dollar are translated into United States dollars using exchange rates at that date. Exchange gains and losses are included in net earnings.

Recent accounting pronouncements

(d)	Recent accounting pronouncements:

Measurement of credit loss

In June 2016, the Financial Accounting Standards Board (“FASB”) issued ASU 2016-13, “Measurement of Credit Loss on financial Instruments”. ASU 2016-13 replaces the current incurred loss impairment methodology with the expected credit loss impairment model (“CECL”), which requires consideration of a broader range of reasonable and supportable information to estimate expected credit losses over the life of the instrument instead of only when losses are incurred. This standard applies to financial assets measured at amortized cost basis and net investments in leases recognized by the lessor.

The revised guidance is effective for fiscal years, excluding operating lease receivables, and interim periods within those years, beginning after December 15, 2019. Upon adoption, a cumulative effect adjustment to our deficit is made as part of the modified retrospective transition approach. The Company, reviewed its financial assets measured at amortized cost basis and net investment in lease balances to estimate CECL using historical loss, adjusted for specific factors applicable in each scenario, and concluded that the impact is immaterial.

Discontinuation of LIBOR

In March 2020, FASB issued ASU 2020-04, “Reference Rate Reform (Topic 848)”, which provides optional relief for the discontinuation of LIBOR resulting from rate reform. Contract terms that are modified due to the replacement of a reference rate are not required to be remeasured or reassessed under its relevant US GAAP Topic. The election is available by Topic. This guidance is effective for all entities as of March 12, 2020 through December 31, 2022 and may be applied from the beginning of an interim period that includes the issuance date of the ASU.

Seaspan [Member]
Summary Of Significant Accounting Policies [Line Items]
Basis of presentation
(a)	Basis of presentation:

These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and the following accounting policies have been consistently applied in the preparation of the consolidated financial statements.

Principles of consolidation
(b)	Principles of consolidation:

The accompanying consolidated financial statements include the accounts of Atlas Corp. and its wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated upon consolidation.

The Company also consolidates any variable interest entities (“VIEs”) of which it is the primary beneficiary. The primary beneficiary is the enterprise that has both the power to make decisions that most significantly affect the economic performance of the VIE and has the right to receive benefits or the obligation to absorb losses that in either case could potentially be significant to the VIE. The impact of the consolidation of these VIEs is described in note 11.

The Company accounts for its investment in companies in which it has significant influence by the equity method. The Company’s proportionate share of earnings is included in earnings and added to or deducted from the cost of the investment.

Foreign currency translation
(c)	Foreign currency translation:

The functional and reporting currency of the Company is the United States dollar. Transactions involving other currencies are converted into United States dollars using the exchange rates in effect at the time of the transactions. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the United States dollar are translated into United States dollars using exchange rates at that date. Exchange gains and losses are included in net earnings.

Recent accounting pronouncements
(s)	Recently adopted accounting pronouncements:

Leases

Effective January 1, 2019, the Company adopted ASU 2016-02, “Leases”, using the modified retrospective method, whereby a cumulative effect adjustment was made as of the date of initial application. The Company elected the practical expedient to use the effective date of adoption as the date of initial application. Accordingly, financial information and disclosures in the comparative period were not restated. The Company also elected to apply the package of practical expedients such that for any expired or existing leases, it did not reassess lease classification, initial direct costs or whether the relevant contracts are or contain leases. The Company did not use hindsight to reassess lease term for the determination of impairment of right-of-use assets.

The impacts of the adoption of ASU 2016-02 are as follows:

(in millions of US dollars)	As reported at December 31, 2018	Adjustments	Adjusted at January 1, 2019
Right-of-use assets (1) (2)	$—	$1,068.3	$1,068.3
Other assets (2)	204.9	(17.3)	187.6
Accounts payable and accrued liabilities (1)	70.2	(2.5)	67.7
Current portion of operating lease liabilities (1)	—	160.2	160.2
Current portion of other long-term liabilities (3)	32.2	(22.2)	10.0
Operating lease liabilities (1)	—	893.3	893.3
Other long-term liabilities (3)	181.1	(158.9)	22.2
Deficit (3)	(645.6)	181.1	(464.5)

______________________

(1)

Upon adoption of ASU 2016-02, the Company recorded non-cash right-of-use assets and operating lease liabilities on the balance sheet for its vessel sale-leaseback transactions and office leases under operating lease arrangements. Prior to January 1, 2019, operating leases were not included on the balance sheet and were recorded as operating lease expenses when incurred. The amount recognized as operating lease liabilities was based on the present value of future minimum lease payments, discounted using the lessor’s rate implicit in the lease or the Company’s incremental borrowing rate if the lessor’s implicit rate is not readily determinable and includes any existing accrued payments related to lease liabilities. Minimum lease payments referenced to an indexed rate were determined based on the respective rates at the adoption date.

(2)	Initial direct costs related to the Company’s vessel sale-leaseback transactions under operating lease arrangements were reclassified from other assets to right-of-use assets.
(3)	Deferred gain related to the Company’s vessel sale-leaseback transactions was recognized through deficit on the initial date of application.

The accounting for lessors is largely unchanged under ASU 2016-02. The Company evaluated its lessor arrangements and determined that the amounts recognized and the pattern of recognition remain substantially the same as existing guidance which was previously used by the Company.

(t)	Recent accounting pronouncements:

Measurement of credit loss

In June 2016, the Financial Accounting Standards Board (“FASB”) issued ASU 2016-13, “Measurement of Credit Loss on financial Instruments”. ASU 2016-13 replaces the current incurred loss impairment methodology with the expected credit loss impairment model (“CECL”), which requires consideration of a broader range of reasonable and supportable information to estimate expected credit losses over the life of the instrument instead of only when losses are incurred. This standard applies to financial assets measured at amortized cost basis and net investments in leases recognized by the lessor.

The revised guidance is effective for fiscal years, excluding operating lease receivables, and interim periods within those years, beginning after December 15, 2019. Upon adoption, a cumulative effect adjustment to our deficit is made as part of the modified retrospective transition approach. The Company, reviewed its financial assets measured at amortized cost basis and net investment in lease balances to estimate CECL using historical loss, adjusted for specific factors applicable in each scenario, and concluded that the impact is immaterial.

Discontinuation of LIBOR

In March 2020, FASB issued ASU 2020-04, “Reference Rate Reform (Topic 848)”, which provides optional relief for the discontinuation of LIBOR resulting from rate reform. Contract terms that are modified due to the replacement of a reference rate are not required to be remeasured or reassessed under its relevant US GAAP Topic. The election is available by Topic. This guidance is effective for all entities as of March 12, 2020 through December 31, 2022 and may be applied from the beginning of an interim period that includes the issuance date of the ASU.

Cash equivalents
(d)	Cash equivalents:
Cash equivalents include highly liquid securities with terms to maturity of three months or less when acquired.
Vessels
(e)	Vessels:

Except as described below, vessels are recorded at their cost, which consists of the purchase price, acquisition and delivery costs, less accumulated depreciation.

Vessels purchased from the Company’s predecessor upon completion of the Company’s initial public offering in 2005 were initially recorded at the predecessor’s carrying value.

Vessels under construction include deposits, installment payments, interest, financing costs, transaction fees, construction design, supervision costs, and other pre-delivery costs incurred during the construction period.

Depreciation is calculated on a straight-line basis over the estimated useful life of each vessel, which is 30 years from the date of completion. The Company calculates depreciation based on the estimated remaining useful life and the expected salvage value of the vessel.

Vessels that are held for use are evaluated for impairment when events or circumstances indicate that their carrying amounts may not be recoverable from future undiscounted cash flows. Such evaluations include the comparison of current and anticipated operating cash flows, assessment of future operations and other relevant factors. If the carrying amount of the vessel exceeds the estimated net undiscounted future cash flows expected to be generated over the vessel’s remaining useful life, the carrying amount of the vessel is reduced to its estimated fair value.

Dry-dock activities
(f)	Dry-dock activities:

Classification rules require that vessels be dry-docked for inspection including planned major maintenance and overhaul activities for ongoing certification. The Company generally dry-docks its vessels once every five years. Dry-docking activities include the inspection, refurbishment and replacement of steel, engine components, electrical, pipes and valves, and other parts of the vessel. The Company uses the deferral method of accounting for dry-dock activities whereby capital costs incurred are deferred and amortized on a straight-line basis over the period until the next scheduled dry-dock activity.

Business combinations
(g)	Business combinations:

Business combinations are accounted for under the acquisition method. The acquired identifiable net assets are measured at fair value at the date of acquisition. Deferred taxes are recognized for any differences between the fair value of net assets acquired and the related tax basis. Any excess of the purchase price over the fair value of net assets acquired is recognized as goodwill. Associated transaction costs are expensed as incurred.

Goodwill
(h)	Goodwill:

Goodwill represents the excess of the purchase price of an acquired enterprise over the fair value assigned to assets acquired and liabilities assumed in a business combination.  Goodwill is not amortized, but reviewed for impairment annually or more frequently if impairment indicators arise. When goodwill is reviewed for impairment, the Company may elect to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. Alternatively, the Company may bypass this step and use a fair value approach to identify potential goodwill impairment and, when necessary, measure the amount of impairment. The Company uses a discounted cash flow model to determine the fair value of reporting units, unless there is a readily determinable fair market value.

Deferred financing fees
(i)	Deferred financing fees:

Deferred financing fees represent the unamortized costs incurred on issuance of the Company’s credit and lease arrangements and are presented as a direct deduction from the related debt liability when available. Amortization of deferred financing fees on credit facilities is provided on the effective interest rate method over the term of the facility based on amounts available under the facilities. Amortization of deferred financing fees on long-term obligations under other financing arrangements is provided on the effective interest rate method over the term of the underlying obligation and amortization of deferred financing fees on operating leases is provided on a straight line basis over the lease term. Amortization of deferred financing fees is recorded as interest expense.

Revenue
(j)	Revenue:

The Company derives its revenue primarily from the charter of its vessels. Each charter agreement is evaluated and classified as an operating lease or financing lease based on the lease term and fair value associated with the lease. The assessment is done at lease commencement and reassessed only when a modification occurs that is not considered a separate contract.

Time charters classified as operating leases include a lease component associated with the use of the vessel and a non-lease component related to vessel management. Total consideration in the lease agreement is allocated between the lease and non-lease components based on their relative standalone selling prices. For arrangements where the timing and pattern of transfer to the lessee is consistent between the lease and non-lease components and the lease component, if accounted for separately, would be classified as an operating lease, the Company has elected to treat the lease and non-lease components as a single lease component. Revenue is recognized each day the vessels are on-hire, managed and performance obligations are satisfied.

For financing leases that are classified as direct financing leases and sales-type leases, the present value of minimum lease payments and any unguaranteed residual value are recognized as net investment in lease. The discount rate used in determining the present values is the interest rate implicit in the lease. The lower of the fair value of the vessel based on information available at lease commencement date and the present value of the minimum lease payments computed using the interest rate implicit specific to each lease, represents the price, from which the carrying value of the vessel and any initial direct costs are deducted in order to determine the selling profit or loss.

For financing leases that are classified as direct financing leases, the unearned lease interest income including any selling profit and initial direct costs are deferred and amortized to income over the period of the lease so as to produce a constant periodic rate of return on the net investment in lease. Any selling loss is recognized at lease commencement date.

For financing leases that are classified as sales-type leases, any selling profit or loss is recognized at lease commencement date. Initial direct costs are expensed at lease commencement date if the fair value of the vessel is different from its carrying amount. If the fair value of the vessel is equal to its carrying amount, initial direct costs should be deferred and amortized to income over the term of the lease.

Leases
(k)	Leases:

The Company is the lessee in certain of its vessel sale-leaseback transactions. Leases classified as operating leases are recorded as lease liabilities based on the present value of minimum lease payments over the lease term, discounted using the lessor’s rate implicit in the lease for each individual lease arrangement or the Company’s incremental borrowing rate, if the lessor’s implicit rate is not readily determinable. The lease term includes all periods covered by renewal and termination options where the Company is reasonably certain to exercise the renewal options or not to exercise the termination options. Corresponding right-of-use assets are recognized consisting of the lease liabilities, initial direct costs and any lease incentive payments.

Lease liabilities are drawn down as lease payments are made and right-of-use assets are depreciated over the term of the lease. Operating lease expenses are recognized on a straight-line basis over the term of the lease, consisting of interest accrued on the lease liability and depreciation of the right-of-use asset, adjusted for changes in index-based variable lease payments in the period of change.

Lease payments on short-term operating leases with lease terms of twelve months or less are expensed as incurred.

Transactions are determined to be sale-leaseback transactions when control of the vessel is transferred. For sale-leaseback transactions, where the Company is the seller-lessee, any gains or losses on sale are recognized upon transfer.

Derivative financial instruments
(l)	Derivative financial instruments:

From time to time, the Company utilizes derivative financial instruments. All of the Company’s derivatives are measured at their fair value at the end of each period.  Derivatives that mature within one year are classified as current.  For derivatives not designated as accounting hedges, changes in their fair value are recorded in earnings.

The Company’s hedging policies permit the use of various derivative financial instruments to manage interest rate risk.

The Company had previously designated certain of its interest rate swaps as accounting hedges and applied hedge accounting to those instruments. While hedge accounting was applied, the effective portion of the unrealized gains or losses on those designated interest rate swaps was recorded in other comprehensive loss.

By September 30, 2008, the Company de-designated all of the interest rate swaps it had accounted for as hedges to that date. Subsequent to their de-designation dates, changes in their fair value are recorded in earnings.

The Company evaluates whether the occurrence of any of the previously hedged interest payments are considered to be remote. When the previously hedged interest payments are not considered remote of occurring, unrealized gains or losses in accumulated other comprehensive income associated with the previously designated interest rate swaps are recognized in earnings when and where the interest payments are recognized. If such interest payments are identified as being remote, the accumulated other comprehensive income balance pertaining to these amounts is reversed through earnings immediately.

Fair value measurement
(m)	Fair value measurement:

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants at the measurement date. The hierarchy is broken down into three levels based on the observability of inputs as follows:

•

Level 1 — Valuations based on quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.  Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

•	Level 2 — Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
•	Level 3 — Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Share-based compensation
(n)	Share-based compensation:

The Company has granted restricted shares, phantom share units, restricted stock units and stock options to certain of its officers, members of management and directors as compensation. Compensation cost is measured at the grant date fair values as follows:

•	Restricted shares, phantom share units and restricted stock units are measured based on the quoted market price of the Company’s Class A common shares on the date of the grant.
•	Stock options are measured at fair value using the Black-Scholes model.

The fair value of each grant is recognized on a straight-line basis over the requisite service period. The Company accounts for forfeitures in share-based compensation expense as they occur.

Earnings per share
(o)	Earnings per share:

The treasury stock method is used to compute the dilutive effect of the Company’s share-based compensation awards. Under this method, the incremental number of shares used in computing diluted earnings per share (“EPS”) is the difference between the number of shares assumed issued and purchased using assumed proceeds.

The if-converted method is used to compute the dilutive effect of the Company’s convertible preferred shares. Under the if-converted method, dividends applicable to the convertible preferred shares are added back to earnings attributable to common shareholders, and the convertible preferred shares and paid-in kind dividends are assumed to have been converted at the share price applicable at the end of the period.  The if-converted method is applied to the computation of diluted EPS only if the effect is dilutive.

The cumulative dividends applicable to the Series D, E, F, G, H and I preferred shares reduce the earnings available to common shareholders, even if not declared.

Use of estimates
(p)	Use of estimates:

The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the:

•	reported amounts of assets and liabilities,
•	disclosure of contingent assets and liabilities at the balance sheet dates and
•	reported amounts of revenue and expenses during the reporting fiscal periods.

Areas where accounting judgments and estimates are significant to the Company and where actual results could differ from those estimates, include the:

•	assessment of going concern;
•	assessment of vessel useful lives;
•	expected vessel salvage values;
•	recoverability of the carrying value of vessels which are subject to future market events;
•	carrying value of goodwill; and
•	fair value of interest rate swaps, other derivative financial instruments and share-based awards.

Comparative information
(q)	Comparative information:
Certain information has been reclassified to conform to the financial statement presentation adopted for the current year.
Previously adopted accounting pronouncements
(r)	Previously adopted accounting pronouncement:

Definition of a business

Effective January 1, 2018, the Company adopted ASU 2017-01, “Clarifying the Definition of a Business”, which provides a new framework for determining whether transactions should be accounted for as acquisitions of assets or businesses. The Company analyzed its March 13, 2018 acquisition of Greater China Intermodal Investments (“GCI”) under this standard (see note 3).